Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost beginning balance	$ 3,139,323	$ 2,322,505
Additions	105,214	16,600
Additions – internally developed	1,073,549	800,218
Transferred
Cost ending balance	4,318,086	3,139,323
Amortization:
Amortization beginning balance	1,563,321	940,045
Charge for the year	711,919	623,276
Amortization ending balance	2,275,240	1,563,321
Net carrying amount:
Balance of net carrying amount	2,042,846	1,576,002
Application development [Member]
Cost:
Cost beginning balance	2,669,100	1,893,210
Additions
Additions – internally developed	911,599	775,890
Transferred
Cost ending balance	3,580,699	2,669,100
Amortization:
Amortization beginning balance	1,295,643	829,451
Charge for the year	619,259	466,192
Amortization ending balance	1,914,902	1,295,643
Net carrying amount:
Balance of net carrying amount	1,665,797	1,373,457
Originals and Sessions [Member]
Cost:
Cost beginning balance	342,645	245,757
Additions
Additions – internally developed	123,851	7,627
Transferred	81,701	89,261
Cost ending balance	548,197	342,645
Amortization:
Amortization beginning balance	250,327	104,235
Charge for the year	74,556	146,092
Amortization ending balance	324,883	250,327
Net carrying amount:
Balance of net carrying amount	223,314	92,318
Other intangibles [Member]
Cost:
Cost beginning balance	59,450	42,850
Additions	18,864	16,600
Additions – internally developed
Transferred
Cost ending balance	78,314	59,450
Amortization:
Amortization beginning balance	17,351	6,359
Charge for the year	18,104	10,992
Amortization ending balance	35,455	17,351
Net carrying amount:
Balance of net carrying amount	42,859	42,099
Work in progress [Member]
Cost:
Cost beginning balance	68,128	140,688
Additions	86,350
Additions – internally developed	38,099	16,701
Transferred	(81,701)	(89,261)
Cost ending balance	110,876	68,128
Amortization:
Amortization beginning balance
Charge for the year
Amortization ending balance
Net carrying amount:
Balance of net carrying amount	$ 110,876	$ 68,128